Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Schedule of property and equipment
	March 31,	December 31,
	2023	2022
Equipment	$6,561,569	$6,528,497
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	417,667	369,595
Buildings	100,000	100,000
Land and improvements	105,299	105,299
	7,242,103	7,160,959
Less accumulated depreciation	(4,528,821)	(4,401,690)
	2,713,282	2,759,269

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(888,307)	(888,307)
	1,609,129	1,609,129
Total	$4,322,411	$4,368,398

	December 31,	December 31,
	2022	2021
Equipment	$6,528,497	$6,461,263
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	369,595	348,535
Buildings	100,000	100,000
Land and improvements	105,299	76,569
	7,160,959	7,043,935
Less accumulated depreciation	(4,401,690)	(3,802,265)
	2,759,269	3,241,670

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(888,307)	(810,826)
	1,609,129	1,686,610
Total	$4,368,398	$4,928,280